UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Telemark Asset Management, LLC
Address:     One International Place, Suite 2401
             Boston, Massachusetts 02110

13 File Number: 028-12649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Brian C. Miley
Title:       Chief Financial Officer
Phone:       (617) 526-8910
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
Signature, Place and Date of Signing          /s/ Brian C. Miley          Boston, Massachusetts          February 10, 2011
                                              -----------------------     ---------------------          -------------------
                                              [Signature]                 [City, State]                  [Date]
                                              Brian C. Miley, Chief
                                              Financial Officer
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Report Type (Check only one.):
[X]  13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     39 Data Records

Form 13F Information Table Value Total:     $216,513 (thousands)
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
         Column 1          Column 2 Column 3   Column 4          Column 5       Column 6    Column 7        Column 8
          Name of          Title of             Value     SHRS or     SH/ PUT/ Investment    Other      Voting authority
          Issuer            Class    CUSIP     (x$1000)  PRN Amount   PRN CALL Discretion   Managers  Sole     Shared      None
ARM HOLDINGS PLC            EQUITY  G0483X122    6,616    1,000,000    SH         SOLE              1,000,000
ARM HOLDINGS ORD            EQUITY  042068106   20,750    1,000,000    SH         SOLE              1,000,000
APPLE INC                   EQUITY  037833100   16,128       50,000    SH         SOLE                 50,000
AB INEV                     EQUITY  03524A108    2,855       50,000    SH         SOLE                 50,000
AGNICO EAGLE ORD            EQUITY  008474108    2,301       30,000    SH         SOLE                 30,000
ASSISTED LIVING 'A'         EQUITY  04544X300    5,530      170,000    SH         SOLE                170,000
ACCRETIVE HEALTH ORD        EQUITY  00438V103    2,275      140,000    SH         SOLE                140,000
AMAZON COMM INC             EQUITY  023135106   16,200       90,000    SH         SOLE                 90,000
BARRICK GLD                 EQUITY  067901108    6,382      120,000    SH         SOLE                120,000
CAPITAL GOLD                EQUITY  14018Y205      380       75,000    SH         SOLE                 75,000
CEPHEID NPV                 EQUITY  15670R107    1,820       80,000    SH         SOLE                 80,000
CDN NATURAL RESOURCE        EQUITY  136385101    7,996      180,000    SH         SOLE                180,000
CLEAN HARBORS               EQUITY  184496107    3,363       40,000    SH         SOLE                 40,000
COHERENT                    EQUITY  192479103    2,934       65,000    SH         SOLE                 65,000
DISCOVERY COMMUNICATIONS    EQUITY  25470F104      834       20,000    SH         SOLE                 20,000
ELDORADO GLD                EQUITY  284902103   10,214      550,000    SH         SOLE                550,000
EOG RESOURCES               EQUITY  26875P101   11,883      130,000    SH         SOLE                130,000
ENERGY XXI                  EQUITY  G10082140    1,384       50,000    SH         SOLE                 50,000
EXPRESS SCRIPTS CLA ORD     EQUITY  302182100    1,622       30,000    SH         SOLE                 30,000
FRANCO NEVADA               EQUITY  351858105    8,685      260,600    SH         SOLE                260,600
GOLDCORP INC                EQUITY  380956409    6,897      150,000    SH         SOLE                150,000
HMS HLDGS CORP              EQUITY  40425J101    2,591       40,000    SH         SOLE                 40,000
HITTITE MICROWAVE           EQUITY  43365Y104    4,273       70,000    SH         SOLE                 70,000
HECLA MINING ORD            EQUITY  422704106    3,378      300,000    SH         SOLE                300,000
II-VI NPV                   EQUITY  902104108    3,259       70,300    SH         SOLE                 70,300
EXXON MOBIL ORD             EQUITY  30231G102    7,312      100,000    SH         SOLE                100,000
MEDNAX ORD                  EQUITY  58502B106      673       10,000    SH         SOLE                 10,000
NETFLIX                     EQUITY  64110L106    3,514       20,000    SH         SOLE                 20,000
NEWMONT MINING              EQUITY  651639106    6,143      100,000    SH         SOLE                100,000
ORACLE                      EQUITY  68389X105   12,520      400,000    SH         SOLE                400,000
PREMIER GOLD MINES          EQUITY  74051D104      741      100,000    SH         SOLE                100,000
PURE TECHNOLOGIES           EQUITY  2797816      1,666      350,000    SH         SOLE                350,000
ROYAL GOLD INC              EQUITY  780287108    6,556      120,000    SH         SOLE                120,000
RANDGOLD RESOURCES          EQUITY  752344309    3,293       40,000    SH         SOLE                 40,000
SPDR GOLD TRUST GOLD
   SHARES NPV               EQUITY  78463V107   13,872      100,000    SH         SOLE                100,000
WASTE CONNECTION            EQUITY  941053100      826       30,000    SH         SOLE                 30,000
WTS US GOLD CORP 2/22/2011  EQUITY  XX9P05661       11       75,000    SH         SOLE                 75,000
WHITING PETROLEUM           EQUITY  966387102    4,688       40,000    SH         SOLE                 40,000
WABASH NATIONAL ORD         EQUITY  929566107    4,148      350,000    SH         SOLE                350,000
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